Acquisitions, Investments, and Licenses - Summary of Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Long-term Investments [Abstract]
Equity method investments, carrying value	$ 23,338
Variable interest entity, equity method, carrying value	402
Available for sale investments, carrying value	12,461
Cost method investment	1,108
Warrants and options	3,333
Total carrying value of investments	40,642	$ 41,139
Equity method Investments, underlying equity in net assets	18,210
Variable interest entity, equity method, underlying equity in net assets	$ 0